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                                                       Deutsche Asset Management

High Yield Bond
Investment Class and Institutional Class

Supplement dated October 31, 2000 (Replacing Supplement dated October 24, 2000) to Prospectuses dated February 28, 2000

This supplement serves to retract the language included in the supplement dated October 24, 2000.


                                                      A Member of the
Morgan Grenfell Investment Trust                      Deutsche Bank Group [LOGO]
CUSIPs:  61735K596
         61735K646